Derivative Financial Instruments - Summary of net fair value of derivative financial instruments (Details) bbl in Thousands, MMBTU in Thousands, $ in Thousands	Jun. 30, 2024 USD ($) $ / Mcfe MMBTU bbl $ / bbl	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	$ 109,930	$ 112,060
Fair value, liabilities	(711,366)	$ (669,520)
Fair value, assets (liabilities), net	$ (601,436)
Weighted Average Price, Btu Conversion Factor	1.03
Natural Gas Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	1,379,814
Fair value, assets (liabilities), net	$ (539,163)
NGLs Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	12,675
Fair value, assets (liabilities), net	$ (37,582)
Oil Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	2,729
Fair value, assets (liabilities), net	$ 25,016
Interest | SOFR interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	325
Principal Hedged	$ 5,520
Fixed Rate	4.15%
For the remainder of 2024 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	108,861
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.42
Fair value, assets	$ 51,068
For the remainder of 2024 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	0
Fair value, liabilities	$ (7,254)
For the remainder of 2024 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	95,228
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.68)
Fair value, assets	$ 10,808
For the remainder of 2024 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,809
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	37.24
Fair value, liabilities	$ (4,634)
For the remainder of 2024 | NGLs Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	460
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	31.29
Fair value, liabilities	$ (2,736)
For the remainder of 2024 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	372
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	64.52
Fair value, liabilities	$ (5,370)
For the remainder of 2024 | Oil Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	156
Fair value, assets	$ 66
For the remainder of 2024 | Oil Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	70.00
For the remainder of 2024 | Oil Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	91.20
For the remainder of 2024 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	92
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	70.00
Fair value, liabilities	$ (942)
2025 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	175,398
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.15
Fair value, liabilities	$ (67,874)
2025 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,650
Fair value, assets	$ 320
2025 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
2025 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.79
2025 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	2,164
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.62
Fair value, liabilities	$ (16,680)
2025 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	105,478
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.77)
Fair value, liabilities	$ (1,359)
2025 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,347
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	33.81
Fair value, liabilities	$ (10,860)
2025 | NGLs Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	913
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	30.07
Fair value, liabilities	$ (6,369)
2025 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	739
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	61.07
Fair value, liabilities	$ (8,630)
2025 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	110
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	70.50
Fair value, liabilities	$ (1,015)
2026 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	139,307
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.19
Fair value, liabilities	$ (89,444)
2026 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,650
Fair value, liabilities	$ (309)
2026 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.13
2026 | Natural Gas Contracts | Collars, Purchased Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.08
2026 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	12,477
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
Fair value, liabilities	$ (30,375)
2026 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	21,071
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.53)
Fair value, liabilities	$ (1,056)
2026 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,050
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	32.02
Fair value, liabilities	$ (6,615)
2026 | NGLs Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	913
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	27.83
Fair value, liabilities	$ (1,862)
2026 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	600
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	61.07
Fair value, liabilities	$ (5,206)
2026 | Oil Contracts | Sold calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	110
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	67.50
Fair value, liabilities	$ (1,124)
2027 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	122,503
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.22
Fair value, liabilities	$ (74,898)
2027 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	6,409
Fair value, assets	$ 910
2027 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.52
2027 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.87
2027 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,950
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
Fair value, liabilities	$ (28,808)
2027 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	8,110
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.39)
Fair value, liabilities	$ (404)
2027 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,916
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	33.21
Fair value, liabilities	$ (3,820)
2027 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	550
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	62.34
Fair value, liabilities	$ (2,795)
2028 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	99,245
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.85
Fair value, liabilities	$ (83,878)
2028 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,502
Fair value, assets	$ 6,023
2028 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.10
2028 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	6.61
2028 | Natural Gas Contracts | Stand-alone calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	0
Fair value, liabilities	$ (1,527)
2028 | Natural Gas Contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,978
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.08
Fair value, assets	$ 2,925
2028 | Natural Gas Contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,978
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.08
Fair value, liabilities	$ (2,925)
2028 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	7,557
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.39)
Fair value, liabilities	$ (461)
2028 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	267
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	28.91
Fair value, liabilities	$ (686)
2029 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	36,066
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.36
Fair value, liabilities	$ (39,917)
2029 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	28,251
Fair value, assets	$ 5,728
2029 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.72
2029 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	5.01
2029 | Natural Gas Contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,066
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.80
Fair value, assets	$ 9,732
2029 | Natural Gas Contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,066
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.85
Fair value, liabilities	$ (2,165)
2029 | Natural Gas Contracts | Basis swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,594
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.39)
Fair value, liabilities	$ (343)
2030 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	11,726
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.89
Fair value, liabilities	$ (7,327)
2030 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,099
Fair value, assets	$ 3,301
2030 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
2030 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.21
2030 | Natural Gas Contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	14,492
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.81
Fair value, assets	$ 5,146
2030 | Natural Gas Contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	14,492
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.85
Fair value, liabilities	$ (1,269)
2031 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	5,909
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.70
Fair value, assets	$ 310
2031 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	38,595
Fair value, assets	$ 3,817
2031 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
2031 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.19
2032 | Natural Gas Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	2,824
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.70
Fair value, assets	$ 274
2032 | Natural Gas Contracts | Two-way collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	9,190
Fair value, liabilities	$ (625)
2032 | Natural Gas Contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.59
2032 | Natural Gas Contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.19
10/1/2024-9/30/2028 | Natural Gas Contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	14,610
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.79
Fair value, liabilities	$ (11,287)
1/1/2025-12/31/2029 | Natural Gas Contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	36,520
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.65
Fair value, liabilities	$ (33,024)
4/1/2026-3/31/2030 | Natural Gas Contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	82,171
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.46
Fair value, liabilities	$ (92,714)
4/1/2030-3/31/2032 | Natural Gas Contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	42,627
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.46
Fair value, liabilities	$ (43,602)